Stockholders' Equity (Details 3) - Forza [Member]	12 Months Ended
Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Expected term	5 years
Expected dividend yield
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected average volatility	108.00%
Risk-free interest rate	2.98%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected average volatility	113.00%
Risk-free interest rate	4.72%